Shareholder Report, Holdings (Details) - U.S. Treasury Securities	May 31, 2024
C000222751
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000222750
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000222752
Holdings [Line Items]
Percent of Net Asset Value	99.80%